Operating Segments and Geographic Data	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Operating Segments and Geographic Data

Note 14
Operating Segments and Geographic Data
Although each subsidiary of Chevron is responsible for its own affairs, Chevron Corporation manages its investments in these subsidiaries and their affiliates. The investments are grouped into two business segments, Upstream and Downstream, representing the company’s “reportable segments” and “operating segments.” Upstream operations consist primarily of exploring for, developing, producing and transporting crude oil and natural gas; liquefaction, transportation and regasification associated with liquefied natural gas (LNG); transporting crude oil by major international oil export pipelines; processing, transporting, storage and marketing of natural gas; carbon capture and storage; and a gas-to-liquids
plant. Downstream operations consist primarily of refining of crude oil into petroleum products; marketing of crude oil, refined products, and lubricants; manufacturing and marketing of renewable fuels; transporting of crude oil and refined products by pipeline, marine vessel, motor equipment and rail car; and manufacturing and marketing of commodity petrochemicals, plastics for industrial uses, and fuel and lubricant additives. All Other activities of the company include worldwide cash management and debt financing activities, corporate administrative functions, insurance operations, real estate activities, and technology activities.
The company’s segments are managed by “segment managers” who report to the “chief operating decision maker” (CODM). The segments represent components of the company that engage in activities (a) from which revenues are earned and expenses are incurred; (b) whose operating results are regularly reviewed by the CODM, which makes decisions about resources to be allocated to the segments and assesses their performance; and (c) for which discrete financial information is available.
The company’s primary country of operation is the United States of America, its country of domicile. Other components of the company’s operations are reported as “International” (outside the United States).
Segment Earnings

The company evaluates the performance of its operating segments on an after-tax
basis, without considering the effects of debt financing interest expense or investment interest income, both of which are managed by the company on a worldwide basis. Corporate administrative costs are not allocated to the operating segments. However, operating segments are billed for the direct use of corporate services.
Non-billable
costs remain at the corporate level in “All Other.” Earnings by major operating area are presented in the following table:

	Year ended December 31
	2023	2022	2021
Upstream
United States	$4,148	$12,621	$7,319
International	13,290	17,663	8,499
Total Upstream	17,438	30,284	15,818
Downstream
United States	3,904	5,394	2,389
International	2,233	2,761	525
Total Downstream	6,137	8,155	2,914
Total Segment Earnings	23,575	38,439	18,732
All Other
Interest expense	(432)	(476)	(662)
Interest income	491	261	36
Other	(2,265)	(2,759)	(2,481)
Net Income (Loss) Attributable to Chevron Corporation	$21,369	$35,465	$15,625
Segment Assets

Segment assets do not include intercompany investments or receivables. Assets at year-end
2023 and 2022 are as follows:

	At December 31
	2023	2022
Upstream
United States	$58,750	$44,246
International	131,685	134,489
Goodwill	4,370	4,370
Total Upstream	194,805	183,105
Downstream
United States	33,066	31,676
International	21,070	21,193
Goodwill	352	352
Total Downstream	54,488	53,221
Total Segment Assets	249,293	236,326
All Other
United States	10,292	17,861
International	2,047	3,522
Total All Other	12,339	21,383
Total Assets – United States	102,108	93,783
Total Assets – International	154,802	159,204
Goodwill	4,722	4,722
Total Assets	$261,632	$257,709
Segment Sales and Other Operating Revenues

Operating segment sales and other operating revenues, including internal transfers, for the years 2023, 2022 and 2021, are presented in the table on the next page. Products are transferred between operating segments at internal product values that approximate market prices.
Revenues for the upstream segment are derived primarily from the production and sale of crude oil and natural gas, as well as the sale of third-party production of natural gas. Revenues for the downstream segment are derived from the refining and marketing of petroleum products such as gasoline, jet fuel, gas oils, lubricants, residual fuel oils and other products derived from crude oil. This segment also generates revenues from the manufacture and sale of fuel and lubricant additives and the transportation and trading of refined products and crude oil. “All Other” activities include revenues from insurance operations, real estate activities and technology companies.

	Year ended December 31*
	2023	2022	2021
Upstream
United States	$40,115	$50,822	$29,219
International	43,805	56,156	40,921
Subtotal	83,920	106,978	70,140
Intersegment Elimination — United States	(26,307)	(29,870)	(15,154)
Intersegment Elimination — International	(11,871)	(13,815)	(10,994)
Total Upstream	45,742	63,293	43,992
Downstream
United States	83,567	91,824	57,209
International	78,058	87,741	58,098
Subtotal	161,625	179,565	115,307
Intersegment Elimination — United States	(8,793)	(5,529)	(2,296)
Intersegment Elimination — International	(1,794)	(1,728)	(1,521)
Total Downstream	151,038	172,308	111,490
All Other
United States	595	515	506
International	2	3	2
Subtotal	597	518	508
Intersegment Elimination — United States	(462)	(400)	(382)
Intersegment Elimination — International	(2)	(2)	(2)
Total All Other	133	116	124
Sales and Other Operating Revenues
United States	124,277	143,161	86,934
International	121,865	143,900	99,021
Subtotal	246,142	287,061	185,955
Intersegment Elimination — United States	(35,562)	(35,799)	(17,832)
Intersegment Elimination — International	(13,667)	(15,545)	(12,517)
Total Sales and Other Operating Revenues	$196,913	$235,717	$155,606
*	Other than the United States, no other country accounted for 10 percent or more of the company’s Sales and Other Operating Revenues.
Segment Income Taxes

Segment income tax expense for the years 2023, 2022 and 2021 is as follows:

	Year ended December 31
	2023	2022	2021
Upstream
United States	$1,141	$3,678	$1,934
International	5,733	9,055	4,192
Total Upstream	6,874	12,733	6,126
Downstream
United States	1,109	1,515	547
International	519	280	203
Total Downstream	1,628	1,795	750
All Other	(329)	(462)	(926)
Total Income Tax Expense (Benefit)	$8,173	$14,066	$5,950
Other Segment Information
Additional information for the segmentation of major equity affiliates is contained in
Note 15 Investments and Advances
. Information related to properties, plant and equipment by segment is contained in
Note 18 Properties, Plant and Equipment
.